UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 3.2%	Courtland, Alabama, IDB, Solid Waste Disposal Revenue
	Refunding Bonds (International Paper Company Project),
	Series A, 4.75%, 5/01/17	$1,000 $	762,850
	Huntsville, Alabama, Health Care Authority, Revenue
	Refunding Bonds, GO, Series A, 5.625%, 6/01/22	5,845	5,565,141
			6,327,991
Arizona - 0.4%	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5.25%, 12/01/20	1,000	766,120
California - 10.1%	Agua Caliente Band of Cahuilla Indians, California, Casino
	Revenue Bonds, 5.60%, 7/01/13	1,750	1,566,670
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management, Inc. Project),
	AMT, Series C, 5.125%, 11/01/23	6,500	5,370,950
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Refunding Bonds (Republic Services, Inc.
	Project), AMT, Series C, 5.25%, 6/01/23	5,000	4,403,900
	Clovis, California, Unified School District, Capital
	Appreciation, GO (Election of 2004), Series A, 5.126%,
	8/01/21 (a)(b)(c)(d)	5,425	3,258,960
	Lincoln, California, Special Tax Bonds (Community Facilities
	District Number 2003-1), 5.90%, 9/01/13 (e)	1,100	1,306,448
	Los Angeles, California, Unified School District, GO,
	Series I, 5%, 7/01/20	3,750	3,936,938
			19,843,866
Colorado - 4.5%	Colorado HFA, Solid Waste Disposal Revenue Bonds (Waste
	Management, Inc.), AMT, 5.70%, 7/01/18	5,000	4,499,150
	Park Creek Metropolitan District, Colorado, Senior Limited Tax
	Supported Revenue Refunding Bonds, 5.25%, 12/01/20	5,010	4,236,556
			8,735,706
Connecticut - 1.3%	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue
	Refunding Bonds, Sub-Series B, 5.75%, 9/01/18 (f)	3,750	2,466,825
Florida - 6.1%	Broward County, Florida, School Board, COP, Series A,
	5.25%, 7/01/22 (g)	1,250	1,273,750
	Miami Beach, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Mount Sinai Medical Center of
	Florida), 6.75%, 11/15/21	3,790	2,803,539

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
CABS	Capital Appreciation Bonds	HFA	Housing Finance Agency
COP	Certificates of Participation	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDB	Industrial Development Board
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
		S/F	Single-Family

1

BlackRock Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Pine Island Community Development District, Florida,
	Utilities System Revenue Bonds, 5.30%, 11/01/10	$595	$ 562,465
	Stevens Plantation Community Development District,
	Florida, Special Assessment Revenue Bonds, Series B,
	6.375%, 5/01/13	2,270	1,753,257
	Village Center Community Development District, Florida,
	Recreational Revenue Bonds, Sub-Series B, 5.875%, 1/01/15	4,890	4,654,791
	Westchester Community Development District Number 1,
	Florida, Special Assessment Bonds (Community
	Infrastructure), 6%, 5/01/23	1,345	962,912
			12,010,714
Illinois - 24.7%	CenterPoint Intermodal Center Program Trust, Illinois, Tax
	Allocation Bonds, Class A, 8%, 6/15/23 (f)	1,825	1,407,623
	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Bonds, Third Lien, Series A, 5%, 1/01/19 (h)	5,000	5,016,650
	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Bonds, Third Lien, Series A, 5%, 1/01/20 (h)	3,000	2,977,620
	Chicago, Illinois, O'Hare International Airport, General
	Airport Revenue Refunding Bonds, Third Lien, AMT,
	Series A, 5.75%, 1/01/18 (b)	5,000	4,965,600
	Illinois Development Finance Authority, Hospital Revenue
	Bonds (Adventist Health System/Sunbelt Obligated Group),
	5.50%, 11/15/09 (e)	12,500	13,012,375
	Illinois Educational Facilities Authority, Student Housing
	Revenue Bonds (Education Advancement Fund - University
	Center Project), 6%, 5/01/12 (e)	5,980	6,874,309
	Illinois Health Facilities Authority, Revenue Refunding
	Bonds (Elmhurst Memorial Healthcare), 5.50%, 1/01/22	5,000	4,431,550
	Illinois Sports Facilities Authority, State Tax Supported
	Revenue Bonds, 5.349%, 6/15/19 (h)(i)	1,885	1,884,265
	Illinois Sports Facilities Authority, State Tax Supported
	Revenue Bonds, 5.399%, 6/15/20 (h)(i)	1,985	1,965,507
	Illinois Sports Facilities Authority, State Tax Supported
	Revenue Bonds, 5.447%, 6/15/21 (h)(i)	2,090	2,054,533
	Illinois State Finance Authority, Student Housing Revenue
	Bonds (MJH Education Assistance IV LLC), Senior Series A,
	5.50%, 6/01/19 (j)(k)	2,750	1,521,878
	Illinois State Toll Highway Authority, Senior Priority
	Revenue Bonds, Series A, 5%, 1/01/19 (g)	2,250	2,385,968
			48,497,878
Indiana - 13.7%	Indiana Health Facilities Financing Authority Revenue Bonds (Sisters
	of St. Francis Health System), 5.75%, 11/01/11 (e)	13,970	15,745,028
Indianapolis, Indiana, Airport Authority, Special Facilities, Revenue
Refunding Bonds (Federal Express Corporation Project), AMT, 5.10%,
	1/15/17	2,500	2,197,650

	2

BlackRock Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds
	(Pinnacle Apartments Project), AMT, 5.15%, 6/01/24 (l)	$2,895	$ 2,896,824
	Petersburg, Indiana, PCR, Refunding (Indianapolis Power &
	Light Co. Project), AMT, 5.75%, 8/01/21	4,000	3,304,800
	Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	3,915	2,822,441
			26,966,743
Kentucky - 1.5%	Kentucky Housing Corporation, Housing Revenue Bonds,
	AMT, Series C, 4.625%, 7/01/22	3,195	2,968,283
Louisiana - 1.3%	Louisiana Public Facilities Authority Revenue Bonds
	(Department of Public Safety), Term Bond 1, 5.875%,
	6/15/14 (b)	2,485	2,550,206
Maryland - 2.3%	Frederick County, Maryland, Special Obligation Tax Bonds
	(Urbana Community Development Authority), Series A,
	5.80%, 7/01/20	4,710	3,615,066
	Maryland Economic Development Corporation, PCR,
	Refunding, 6.20%, 9/01/22	875	894,443
			4,509,509
Massachusetts - 0.5%	Massachusetts State Water Pollution Abatement Trust,
	Water Abatement Revenue Refunding Bonds (MWRA
	Program), Sub-Series A, 6%, 8/01/23	1,000	1,020,450
Michigan - 2.1%	Michigan State Hospital Finance Authority, Hospital
	Revenue Refunding Bonds (Oakwood Obligated Group),
	Series A, 5%, 7/15/18	1,000	928,140
	Michigan State Hospital Finance Authority, Hospital
	Revenue Refunding Bonds (Sparrow Obligated Group),
	4.50%, 11/15/26	3,500	2,525,705
	Pontiac, Michigan, Tax Increment Finance Authority,
	Revenue Refunding Bonds (Development Area Number 3),
	5.375%, 6/01/12 (e)(m)	640	721,446
			4,175,291
Mississippi - 3.6%	Lowndes County, Mississippi, Solid Waste Disposal and PCR,
	Refunding (Weyerhaeuser Company Project), Series A,
	6.80%, 4/01/22	9,000	7,100,280
Nevada - 2.8%	Henderson, Nevada, Local Improvement Districts, Special
	Assessment, Series NO T-18, 5.15%, 9/01/21	1,000	400,660
	Las Vegas, Nevada, Special Assessment Improvement,
	District Number 809 (Summerlin Area), 5.35%, 6/01/17	1,060	721,277
	Nevada State Department of Business and Industry, Solid
	Waste Disposal Revenue Bonds (Republic Services, Inc.
	Project), AMT, 5.625%, 12/01/26	5,000	4,376,750
			5,498,687
New Hampshire - 6.8%	New Hampshire Health and Education Facilities Authority
	Revenue Bonds (Exeter Hospital Project), 6%, 10/01/24	2,025	1,930,817
	New Hampshire State Business Finance Authority, PCR,
	Refunding (Public Service Company Project), AMT, Series B,
	4.75%, 5/01/21 (b)	6,000	4,935,300

	3

BlackRock Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New Hampshire State Business Finance Authority, PCR,
	Refunding (Public Service Company of New Hampshire
	Project), Series C, 5.45%, 5/01/21 (b)	$7,000	$6,378,820
			13,244,937
New Jersey - 11.6%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%,
	6/15/24	7,000	5,459,790
	New Jersey EDA, EDR, Special Assessment Refunding Bonds
	(Kapkowski Road Landfill Reclamation Improvement District
	Project), AMT, 5.50%, 4/01/16	8,410	6,873,157
	New Jersey EDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 7%, 11/15/30	4,065	2,502,170
	New Jersey EDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 7.20%, 11/15/30	6,750	4,256,078
	New Jersey Health Care Facilities Financing Authority,
	Revenue Refunding Bonds (AtlantiCare Regional Medical
	Center), 5%, 7/01/20	1,500	1,451,010
	New Jersey State Housing and Mortgage Finance Agency, S/F
	Housing Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	2,500	2,298,150
			22,840,355
New York - 7.5%	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport),
	AMT, 7.625%, 8/01/25	3,460	2,406,188
	New York City, New York, GO, Sub-Series F-1, 5%, 9/01/18	7,500	7,807,200
	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series B-1C, 5.50%, 6/01/20	4,500	4,557,690
			14,771,078
North Carolina - 3.6%	North Carolina, HFA, Home Ownership Revenue Bonds, AMT,
	Series 28A, 4.65%, 7/01/23	3,140	2,888,360
	Wake County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority, Revenue Refunding
	Bonds (Carolina Power & Light Company Project), 5.375%,
	2/01/17	4,000	4,113,160
			7,001,520
Ohio - 2.8%	American Municipal Power, Inc., Ohio, Revenue Refunding
	Bonds (Prairie State Energy Campus Project), Series A,
	5.25%, 2/15/23	5,000	5,171,700
	Pinnacle Community Infrastructure Financing Authority,
	Ohio, Revenue Bonds, Series A, 6%, 12/01/22	460	324,682
			5,496,382
Oklahoma - 1.1%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue
	Refunding Bonds, Series A, 7.75%, 6/01/35	2,700	2,126,736
Pennsylvania - 7.1%	Montgomery County, Pennsylvania, IDA, Revenue Bonds
	(Whitemarsh Continuing Care Project), 6%, 2/01/21	2,000	1,452,900
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Bonds, Sub-Series A, 5%, 6/01/22 (n)	1,000	1,039,130

	4

BlackRock Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Philadelphia, Pennsylvania, Authority for Industrial
	Development, Lease Revenue Bonds, Series B, 5.50%,
	10/01/11 (e)(g)	$5,000 $	5,581,750
	West Cornwall Township, Pennsylvania, Municipal Authority
	College Revenue Bonds (Elizabethtown College Project),
	5.90%, 12/15/11 (e)	2,500	2,809,325
	West Cornwall Township, Pennsylvania, Municipal Authority
	College Revenue Bonds (Elizabethtown College Project), 6%,
	12/15/11 (e)	2,650	2,984,907
			13,868,012
South Carolina - 2.3%	South Carolina Jobs EDA, Hospital Facilities Revenue
	Refunding Bonds (Palmetto Health Alliance), Series A,
	6.125%, 8/01/23	5,000	4,569,550
Tennessee - 3.6%	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant
	Health), CABS, Series A, 5.632%, 1/01/19 (d)(g)	12,000	7,068,240
Texas - 13.2%	Alliance Airport Authority, Inc., Texas, Special Facilities
	Revenue Refunding Bonds (FedEx Corp. Project), AMT,
	4.85%, 4/01/21	2,000	1,576,000
	Birdville, Texas, Independent School District, GO,
	Refunding, CABS, 5.404%, 2/15/18 (d)	1,615	1,151,220
	Birdville, Texas, Independent School District, GO,
	Refunding, CABS, 5.464%, 2/15/19 (d)	1,815	1,216,758
	Birdville, Texas, Independent School District, GO,
	Refunding, CABS, 5.513%, 2/15/20 (d)	2,625	1,649,209
	Birdville, Texas, Independent School District, GO,
	Refunding, CABS, 5.53%, 2/15/21 (d)	2,500	1,472,775
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company Project), AMT, Series C, 5.75%, 5/01/36	10,010	6,163,958
	Dallas-Fort Worth, Texas, International Airport Revenue
	Refunding and Improvement Bonds, AMT, Series A, 5.875%,
	11/01/17 (b)(c)	5,000	5,042,500
	Dallas-Fort Worth, Texas, International Airport Revenue
	Refunding and Improvement Bonds, AMT, Series A, 5.875%,
	11/01/18 (b)(c)	5,000	5,028,800
	Dallas, Texas, Civic Center Revenue Refunding and
	Improvement Bonds, 5%, 8/15/21 (n)	2,500	2,562,325
			25,863,545
Virginia - 1.3%	Virginia State, HDA, Commonwealth Mortgage Revenue
	Refunding Bonds, AMT, Sub-Series E-2, 4.375%, 10/01/19	2,750	2,592,013
Wisconsin - 10.1%	Franklin, Wisconsin, Solid Waste Disposal, Revenue Bonds,
	4.95%, 4/01/16	1,990	1,747,140
	Wisconsin State General Fund Annual Appropriation Bonds,
	Series A, 5%, 5/01/18	1,000	1,045,250

	5

BlackRock Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Froedtert and Community
	Health), 5.375%, 10/01/11 (e)	$ 4,560	$ 5,086,178
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Froedtert and Community
	Health), 5.375%, 10/01/21	440	440,515
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Wheaton Franciscan Services,
	Inc.), 6.25%, 2/15/12 (e)	10,000	11,488,800
			19,807,883
Puerto Rico - 1.3%	Puerto Rico Commonwealth, Public Improvement, GO,
	Series B, 5.25%, 7/01/17	2,665	2,439,434
Multi-State - 10.6%	Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (f)(o)	14,000	14,959,840
	MuniMae TE Bond Subsidiary LLC, 5.20%, 6/29/49 (f)(o)	6,000	3,914,520
	MuniMae TE Bond Subsidiary LLC, Series D, 5.90%, 11/29/49 (f)(o)	4,000	1,994,400
			20,868,760
	Total Municipal Bonds - 161.0%		315,996,994
	Tax-Exempt Corporate Bonds
	San Manuel Entertainment Authority Series 04-C, 4.50%,
	12/01/16 (f)	4,000	3,307,800
	Total Corporate Bonds - 1.7%		3,307,800
	Municipal Bonds Transferred to Tender Option Bond Trusts (p)
Illinois - 2.6%	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5%,
	11/01/20 (g)	5,000	5,237,500
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 2.6%		5,237,500
	Total Long-Term Investments
	(Cost - $354,755,081) - 165.3%		324,542,294
	Short-Term Securities	Shares
Money Market Funds - 3.1%	FFI Institutional Tax-Exempt Fund, 0.61% (q)(r)	6,000,000	6,000,000
	Total Short-Term Securities
	(Cost - $6,000,000) - 3.1%		6,000,000
	Total Investments (Cost - $360,755,081*) - 168.4%		330,542,294
	Other Assets Less Liabilities - 1.7%		3,372,200
	Liabilities for Trust Certificates, Including
	Interest Expense and Fees Payable - (1.9)%		(3,765,415)
	Preferred Shares, at Redemption Value - (68.2)%		(133,865,046)
	Net Assets Applicable to Common Shares - 100.0%		$196,284,033

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$357,018,936
Gross unrealized appreciation	$9,548,558
Gross unrealized depreciation	(39,775,200)
Net unrealized depreciation	$(30,226,642)

(a) Security is collateralized by Municipal or US Treasury Obligations.
(b) NPFGC Insured.
(c) FGIC Insured.

6

BlackRock Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g) FSA Insured.
(h) AMBAC Insured.
(i) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(j) Issuer filed for bankruptcy and/or is in default of interest payments.
(k) Non-income producing security.
(l) FNMA Collateralized.
(m) ACA Insured.
(n) Assured Guaranty Insured.
(o) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(p) Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.
(q) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt fund	(10,213,640)	$17,911

(r) Represents the current yield as of report date.
• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the
Trust's investments:

	Valuation	Investments in
	Inputs	Securities
		Assets
Level 1		$6,000,000
Level 2		324,542,294
Level 3		-
Total		$330,542,294

		7

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal 2018 Term Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 20, 2009